Related party transactions (Tables)	12 Months Ended
Mar. 31, 2023
Schedule of Related Party Transactions
Balances payable to related parties are as follows:

	As of March 31,
	2022						2023
	Principal owner		Others		Total		Principal owner		Others		Total		Total

	(In millions)
Balances in non-interest-bearing deposits	Rs.	20,695.1	Rs.	6,273.0	Rs.	26,968.1	Rs.	25,637.8	Rs.	8,715.1	Rs.	34,352.9	US$	418.0
Balances in interest-bearing deposits		6,719.8		875.0		7,594.8		1,755.1		1,611.9		3,367.0		41.0
Accrued expenses and other liabilities		641.4		—		641.4		773.5		—		773.5		9.4

Total	Rs.	28,056.3	Rs.	7,148.0	Rs.	35,204.3	Rs.	28,166.4	Rs.	10,327.0	Rs.	38,493.4	US$	468.4

Balances receivable from related parties are as follows:

	As of March 31,
	2022						2023
	Principal owner		Others		Total		Principal owner		Others		Total		Total

	(In millions)
Loans	Rs.	—	Rs.	7.4	Rs.	7.4	Rs.	—	Rs.	7.5	Rs.	7.5	US$	0.1
Other assets		656.5		1,498.7		2,155.2		748.0		2,167.3		2,915.3		35.5

Total	Rs.	656.5	Rs.	1,506.1	Rs.	2,162.6	Rs.	748.0	Rs.	2,174.8	Rs.	2,922.8	US$	35.6

Included in the determination of net income are the following significant transactions with related parties:

	Fiscal year ended March 31,
	2021						2022						2023
	Principal owner		Others		Total		Principal owner		Others		Total		Principal owner		Others		Total		Total

	(In millions)
Non-interest revenue-Fees and commissions	Rs.	3,246.5	Rs.	19,801.6	Rs.	23,048.1	Rs.	4,639.3	Rs.	22,939.5	Rs.	27578.8	Rs.	5,888.2	Rs.	26,766.6	Rs.	32,654.8	US$	397.3
Interest and Dividend revenue		—		552.5		552.5		—		0.1		0.1		—		0.1		0.1		—
Interest expense-Deposits		(108.0)		(171.3)		(279.3)		(204.3)		(82.2)		(286.5)		(95.3)		(606.1)		(701.4)		(8.5)
Non-interest expense-Administrative and other		(5,874.4)		(2,856.3)		(8,730.7)		(7,182.4)		(4,558.9)		(11,741.3)		(8,631.1)		(5,524.8)		(14,155.9)		(172.2)
Non-interest expense-Premises and equipment		(24.3)		(5.2)		(29.5)		(19.2)		—		(19.2)		(15.6)		—		(15.6)		(0.2)